Cash and Cash Equivalents - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalent [Line Items]
Restricted cash and cash equivalents	£ 170	£ 160
Cash and cash equivalents	2,602	3,291
Hedging Instrument
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents	£ 125	£ 12